Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ONEFUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001345125
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2023
Prospectus Date	rr_ProspectusDate	Nov. 15, 2023
ONEFUND S&P 500(R) Equal Weight Index
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY ONEFUND S&P 500® (formerly, ONEFUND S&P 500® Equal Weight Index)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ONEFUND S&P 500® (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 15, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effects of any waivers or reimbursement agreements are reflected for the contractual periods of any such arrangements only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effects of any waivers or reimbursement agreements are reflected for the contractual periods of any such arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Index. The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of 500 U.S. companies chosen for market size, liquidity and industry grouping, among other factors. In some instances, one or more of the 500 companies may have more than one share class included in the Index. Overall Fund positions will be typically assessed and if necessary rebalanced quarterly and at other intervals as the Adviser deems appropriate, bearing in mind that the Index is also typically rebalanced quarterly, in order to seek to achieve the Fund’s investment objective.

The Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. The weight of each company’s stock in the Index is typically proportionate to the company’s market capitalization. As a result, companies with the largest market capitalizations will tend to have the highest weights within the Index.

As of October 31, 2023, the minimum threshold for adding companies to the Index was a market capitalization of $14.5 billion or higher, and the average market capitalization of the 500 companies was $73.4 billion. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

The Fund will invest, under normal circumstances, at least 80% of its net assets and borrowings for investment purposes in securities of issuers included in the Index. Under normal circumstances, the Adviser expects the Fund to invest the remaining portion of its portfolio, which may be up to 20% of the Fund’s net assets and borrowings, in: (i) securities that have economic characteristics similar to securities of the companies within the Index, or are intended to track the performance of the Index as a whole (which may include securities of other investment companies, such as exchange-traded funds), or (ii) cash, cash equivalents and U.S. Government securities. In certain situations where, for example, the Fund’s access to certain issuers is, in the Adviser’s view, limited, the Fund may not hold securities of all of the companies within the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. As of the date of this Prospectus, a significant portion of the Fund’s assets was invested in the information technology sector, although this may change from time to time.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based securities index. The Fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at https://onefund.io/fund/ or by calling 1-844-464-6339.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-464-6339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://onefund.io/fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return – No Load Class Shares as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 21.55% (quarter ended June 30, 2020) and the lowest total return for a quarter was -26.49% (quarter ended March 31, 2020). As of June 30, 2023, the calendar year-to-date return was 7.12%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Year to Date Return, Label	rr_YearToDateReturnLabel	the calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund’s highest total return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest total return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. A direct investment in an index is not possible.

The S&P 500® Equal Weight Total Return Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of the same 500 companies as the S&P 500, but applies an equal weight to those companies, which results in sector exposures that differ from those of the S&P 500. A direct investment in an index is not possible.

ONEFUND S&P 500(R) Equal Weight Index | Index - S&P 500® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%	[1],[2]
ONEFUND S&P 500(R) Equal Weight Index | Index - S&P 500® Equal Weight (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.45%)
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%	[2]
ONEFUND S&P 500(R) Equal Weight Index | No Load Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.25%)
Maximum Account Fee	rr_MaximumAccountFee	$ 15.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 772
Annual Return 2016	rr_AnnualReturn2016	14.41%
Annual Return 2017	rr_AnnualReturn2017	18.79%
Annual Return 2018	rr_AnnualReturn2018	(7.82%)
Annual Return 2019	rr_AnnualReturn2019	28.98%
Annual Return 2020	rr_AnnualReturn2020	12.76%
Annual Return 2021	rr_AnnualReturn2021	29.11%
Annual Return 2022	rr_AnnualReturn2022	(11.82%)
1 Year	rr_AverageAnnualReturnYear01	(11.82%)
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
ONEFUND S&P 500(R) Equal Weight Index | No Load Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.56%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%	[2]
ONEFUND S&P 500(R) Equal Weight Index | No Load Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%	[2]
ONEFUND S&P 500(R) Equal Weight Index | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
ONEFUND S&P 500(R) Equal Weight Index | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ONEFUND S&P 500(R) Equal Weight Index | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The following is a description of the principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

ONEFUND S&P 500(R) Equal Weight Index | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate-change and climate related events, epidemics, pandemics, recessions, or other events could have a significant impact on securities owned by the Fund. Securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

ONEFUND S&P 500(R) Equal Weight Index | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk – The investment techniques and risk analysis used by the Fund’s Adviser may not produce the intended results and could adversely impact the performance of the Fund.
ONEFUND S&P 500(R) Equal Weight Index | Correlation And Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. In addition, the

Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or excess cash held by the Fund for various reasons, which could create “cash drag.” As a result, the Fund may underperform the Index to some degree over time.

Changes in securities markets, changes in the composition of the Index, timing of purchases and sales of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover, timing of the payment of Fund expenses, and timing of reimbursement of Fund expenses by the Adviser may all contribute to tracking error and/or affect the correlation between the Fund and the Index, thereby adversely impacting the Fund’s performance. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

ONEFUND S&P 500(R) Equal Weight Index | Passive Investment Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Strategy Risk – The Fund utilizes a passive investment strategy, which attempts to track the performance of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the Index may be affected by changes in the securities markets, changes in the composition of the Index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund.

ONEFUND S&P 500(R) Equal Weight Index | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

ONEFUND S&P 500(R) Equal Weight Index | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk – Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks tend to go through cycles of performing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

ONEFUND S&P 500(R) Equal Weight Index | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk – The Fund has a fundamental policy not to invest more than 25% of the current value of the Fund’s total assets in any one industry, except that this policy does not apply to: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities. However, the Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

ONEFUND S&P 500(R) Equal Weight Index | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk – Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

ONEFUND S&P 500(R) Equal Weight Index | Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

[1]	In prior prospectuses, the Fund compared its performance only against the S&P 500® Equal Weight Index. Upon the expiration of the license for the S&P 500® Equal Weight Index, based on the recommendation of the Adviser, the Board of Trustees of the Fund approved a change in the Fund’s underlying index from the S&P 500® Equal Weight Index to the S&P 500® Index. Therefore, the S&P 500® Index will replace the S&P 500® Equal Weight Index as the Fund’s primary benchmark in future comparisons.
[2]	The Fund’s commencement of operations was May 1, 2015.
[3]	ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through November 15, 2024. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser is not permitted to recoup any amounts previously waived or reimbursed pursuant to this agreement.